UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MEAG New York Corporation
Address: 540 Madison Ave 6th floor
New York, NY 10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kerris Wigfall
Title: Chief Compliance Officer
Phone: 212-583-4835

Signature, Place, and Date of Signing:
____________________ _____________________________ __________
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819	MEAG New York Corporation
[Repeat as necessary.]
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 154

Form 13F Information Table Value Total: $243174
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819 			MEAG NY Corp

[Repeat as necessary.]

NAME OF ISSUER           TITLE OF CLASS   CUSIP          VALUE    SHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                         NUMBER       (x$1000)    PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
3M Co.                   Common Stock  88579Y101           716      9,700 SH            NONE                                       X
AAG Holding Co. Inc.     Preferred     000336206           337     15,000PRN            SOLE
AEGON N.V.               Preferred     007924301         2,427    145,858PRN            SOLE
AEGON N.V.               Preferred     N00927306           350     20,000PRN            SOLE
AGILENT TECHNOLOGIES INC.Common Stock  00846U101           540     19,400 SH            NONE                                       X
ALLERGAN INC.            Common Stock  018490102           914     16,100 SH            NONE                                       X
AMB Property Corp.       Preferred     00163T307           379     18,600PRN            SOLE
APACHE CORP.             Common Stock  037411105           937     10,200 SH            NONE                                       X
APPLIED MATERIALS INC.   Common Stock  038222105           799     59,600 SH            NONE                                       X
Air Products & Chemicals Common Stock  009158106           442      5,700 SH            NONE                                       X
Alberto-Culver Co. (New) Common Stock  013078100           634     22,900 SH            NONE                                       X
American Express Co.     Common Stock  025816109         1,251     36,900 SH            NONE                                       X
Amgen Inc.               Common Stock  031162100         1,807     30,000 SH            NONE                                       X
Analog Devices Inc.      Common Stock  032654105           579     21,000 SH            NONE                                       X
Axis Capital Holdings LtdPreferred     G0692U208         3,984    169,600PRN            SOLE
BB&T Capital Trust V     Preferred     05530J205         1,210     45,000PRN            SOLE
BB&T Corp.               Common Stock  054937107           384     14,100 SH            NONE                                       X
BGE Capital Trust II     Preferred     05541Q206           328     15,000PRN            SOLE
BNY Capital V            Preferred     09656H209         3,366    136,067PRN            SOLE
Bank of New York Mellon CCommon Stock  064058100           586     20,200 SH            NONE                                       X
Bank of Nova Scotia, The Preferred     064149818           453     20,000PRN            SOLE
Baxter International Inc.Common Stock  071813109         1,277     22,400 SH            NONE                                       X
Bear Stearns Capital Tr. Preferred     07384T206           251     10,000PRN            SOLE
Bed Bath & Beyond Inc.   Common Stock  075896100           710     18,900 SH            NONE                                       X
CME Group Inc.           Common Stock  12572Q105           462      1,500 SH            NONE                                       X
CSX CORP.                Common Stock  126408103           800     19,100 SH            NONE                                       X
CVS Caremark Corp.       Common Stock  126650100         1,540     43,100 SH            NONE                                       X
Capital One Financial CorCommon Stock  14040H105           443     12,400 SH            NONE                                       X
Charles Schwab Corp.     Common Stock  808513105           856     44,700 SH            NONE                                       X
Church & Dwight Co. Inc. Common Stock  171340102           601     10,600 SH            NONE                                       X
Cisco Systems Inc.       Common Stock  17275R102         2,580    109,600 SH            NONE                                       X
CoBank, ACB              Preferred     19075Q409         3,000     60,000PRN            SOLE
Coach Inc.               Common Stock  189754104           793     24,100 SH            NONE                                       X
Colgate-Palmolive Co.    Common Stock  194162103           870     11,400 SH            NONE                                       X
Comcast Corp. New        Preferred     20030N408         1,746     70,000PRN            SOLE
Comcast Corp. New        Preferred     20030N309           284     11,400PRN            SOLE
Corporate Backed Trust   Preferred     21988G346         1,345     54,000PRN            SOLE
Corporate Backed Trust   Preferred     21988G262         1,230     50,000PRN            SOLE
Corporate Backed Trust   Preferred     21988K701         2,062     98,600PRN            SOLE
Cummins Inc.             Common Stock  231021106           614     13,700 SH            NONE                                       X
DEERE & CO.              Common Stock  244199105           949     22,100 SH            NONE                                       X
Dell Inc.                Common Stock  24702R101           752     49,300 SH            NONE                                       X
Devon Energy Corp.       Common Stock  25179M103         1,064     15,800 SH            NONE                                       X
Diamond Offshore DrillingCommon Stock  25271C102           659      6,900 SH            NONE                                       X
Disney Co., The Walt     Common Stock  254687106         1,392     50,700 SH            NONE                                       X
EMC Corp. (Mass.)        Common Stock  268648102         1,171     68,700 SH            NONE                                       X
EQT Corp.                Common Stock  26884L109           383      9,000 SH            NONE                                       X
EXPEDITORS INTL OF WASH. Common Stock  302130109           264      7,500 SH            NONE                                       X
Enbridge Inc.            Preferred     29250N204           471     20,000PRN            SOLE
Endurance Specialty HldgsPreferred     29267H208         3,948    177,500PRN            SOLE
Entergy Mississippi Inc. Preferred     29364N868           761     30,000PRN            SOLE
Everest Re Capital Trust Preferred     29980R202           335     15,000PRN            SOLE
FPL Group Capital Inc.   Preferred     302570403           763     30,000PRN            SOLE
FPL Group Capital Trust IPreferred     30257V207         1,019     40,000PRN            SOLE
Fedex Corp.              Common Stock  31428X106           978     13,000 SH            NONE                                       X
Firstar Realty LLC       Preferred     33765A202         1,707      2,000PRN            SOLE
Franklin Resources Inc.  Common Stock  354613101           976      9,700 SH            NONE                                       X
GENERAL MILLS INC.       Common Stock  370334104           779     12,100 SH            NONE                                       X
GOLDMAN SACHS GROUP INC. Common Stock  38141G104           627      3,400 SH            NONE                                       X
General Electric Capital Preferred     369622493         1,004     43,900PRN            SOLE
Genzyme Corp.            Common Stock  372917104           539      9,500 SH            NONE                                       X
Gilead Sciences Inc.     Common Stock  375558103         1,463     31,400 SH            NONE                                       X
Google Inc.              Common Stock  38259P508         1,884      3,800 SH            NONE                                       X
HSBC Finance Corp.       Preferred     40429C607           521     25,000PRN            SOLE
HSBC Finance Corp.       Preferred     40429C201           604     25,000PRN            SOLE
Heco Capital Trust III   Preferred     404156200         1,076     45,300PRN            SOLE
Hewlett-Packard Co.      Common Stock  428236103         2,757     58,400 SH            NONE                                       X
Highwoods Properties Inc.Preferred     431284207         3,930      4,033PRN            SOLE
Illinois Tool Works Inc. Common Stock  452308109           991     23,200 SH            NONE                                       X
Intel Corp.              Common Stock  458140100         2,536    129,600 SH            NONE                                       X
Intl Business Machines CoCommon Stock  459200101         3,062     25,600 SH            NONE                                       X
Itron Inc.               Common Stock  465741106           455      7,100 SH            NONE                                       X
Johnson & Johnson        Common Stock  478160104         1,863     30,600 SH            NONE                                       X
Johnson Controls Inc.    Common Stock  478366107           348     13,600 SH            NONE                                       X
KELLOGG CO.              Common Stock  487836108           468      9,500 SH            NONE                                       X
Kohl's Corp.             Common Stock  500255104           513      9,000 SH            NONE                                       X
Kraft Foods Inc.         Common Stock  50075N104         1,216     46,300 SH            NONE                                       X
Lam Research Corp.       Common Stock  512807108           461     13,500 SH            NONE                                       X
Life Technologies Corp.  Common Stock  53217V109           456      9,800 SH            NONE                                       X
Lifepoint Hospitals Inc. Common Stock  53219L109           704     26,000 SH            NONE                                       X
Lincoln National Capital Preferred     53404M201         1,501     67,700PRN            SOLE
Lowe's Companies Inc.    Common Stock  548661107           712     34,000 SH            NONE                                       X
M & T Capital Trust IV   Preferred     55292C203           791     30,000PRN            SOLE
MERCK & CO. INC.         Common Stock  589331107         1,629     51,500 SH            NONE                                       X
Markel Corp.             Preferred     570535203         1,566     60,000PRN            SOLE
McDonald's Corp.         Common Stock  580135101         1,370     24,000 SH            NONE                                       X
Mckesson Corp.           Common Stock  58155Q103         1,078     18,100 SH            NONE                                       X
Medtronic Inc.           Common Stock  585055106           916     24,900 SH            NONE                                       X
Microsoft Corp.          Common Stock  594918104         4,533    175,100 SH            NONE                                       X
Morgan Stanley Capital TrPreferred     617466206           338     17,200PRN            SOLE
NIKE INC.                Common Stock  654106103           886     13,700 SH            NONE                                       X
National Bank of Canada  Preferred     633067517           402     20,000PRN            SOLE
National Oilwell Varco InCommon Stock  637071101           358      8,300 SH            NONE                                       X
Natl Rural Util.Coop.Fin.Preferred     637432873           344     14,088PRN            SOLE
Natl Rural Util.Coop.Fin.Preferred     637432709           811     32,714PRN            SOLE
Nexen Inc.               Preferred     65334H508         3,900    170,000PRN            SOLE
Noble Energy Inc.        Common Stock  655044105           627      9,500 SH            NONE                                       X
Norfolk Southern Corp.   Common Stock  655844108           703     16,300 SH            NONE                                       X
Northern Trust Corp.     Common Stock  665859104           425      7,300 SH            NONE                                       X
Nucor Corp.              Common Stock  670346105           588     12,500 SH            NONE                                       X
PENNEY CO. INC., J.C.    Common Stock  708160106           554     16,400 SH            NONE                                       X
PG & E Corp.             Common Stock  69331C108           401      9,900 SH            NONE                                       X
PNC Capital Trust D      Preferred     69350H202           387     17,500PRN            SOLE
PNC FINANCIAL SERVICES GRCommon Stock  693475105           751     15,447 SH            NONE                                       X
PNC Financial Services GrPreferred     693475AJ4         4,763  5,000,000PRN            SOLE
PNC Financial Services GrPreferred     693475881           261      9,400PRN            SOLE
PPL Electric Utilities CoPreferred     69351U863         4,681    200,000PRN            SOLE
PPlus Trust              Preferred     73941X403           489     20,000PRN            SOLE
Pactiv Corp.             Common Stock  695257105           456     17,500 SH            NONE                                       X
PartnerRe Ltd.           Preferred     G6852T204         1,939     83,000PRN            SOLE
Pepco Holdings Inc.      Common Stock  713291102           274     18,400 SH            NONE                                       X
Pepsico Inc.             Common Stock  713448108         1,777     30,300 SH            NONE                                       X
Praxair Inc.             Common Stock  74005P104           457      5,600 SH            NONE                                       X
PreferredPlus Trust      Preferred     740434717           248      9,700PRN            SOLE
Procter & Gamble Co., TheCommon Stock  742718109         3,527     60,900 SH            NONE                                       X
Prudential PLC           Preferred     G7293H114         2,723    115,000PRN            SOLE
QUALCOMM Inc.            Common Stock  747525103         1,813     40,300 SH            NONE                                       X
Quanta Services Inc.     Common Stock  74762E102           471     21,300 SH            NONE                                       X
REPSOL INTERNATL CAPITAL Preferred     G7513K103         4,427    177,500PRN            SOLE
RYDER SYSTEM INC.        Common Stock  783549108           437     11,200 SH            NONE                                       X
Radioshack Corp.         Common Stock  750438103           452     27,300 SH            NONE                                       X
Regions Financial Corp. (Common Stock  7591EP100           422     68,000 SH            NONE                                       X
RenaissanceRe Holdings LtPreferred     G7498P200         3,452    145,000PRN            SOLE
RenaissanceRe Holdings LtPreferred     G7498P309           932     45,000PRN            SOLE
Royal Bank of Canada     Preferred     780085247           788     40,000PRN            SOLE
SPX Corp.                Common Stock  784635104           374      6,100 SH            NONE                                       X
STAPLES INC.             Common Stock  855030102         1,054     45,400 SH            NONE                                       X
STATE STREET CORP.       Common Stock  857477103         1,126     21,400 SH            NONE                                       X
SUNTRUST BANKS INC.      Common Stock  867914103           528     23,400 SH            NONE                                       X
SVB Capital II           Preferred     86959H201           970     50,000PRN            SOLE
Santander Finance Pfd S.APreferred     80281R706         1,688     70,000PRN            SOLE
Saturns AON Cap.Tr.S.A 03Preferred     804103208           623     26,400PRN            SOLE
Selective Insurance GroupPreferred     816300305         3,872    184,300PRN            SOLE
Smith International Inc. Common Stock  832110100           692     24,100 SH            NONE                                       X
Sonoco Products Co.      Common Stock  835495102           262      9,500 SH            NONE                                       X
South Carolina El. & Gas Preferred     837004829         2,447     25,000PRN            SOLE
Southern California EdisoPreferred     842400749         6,715     80,000PRN            SOLE
Starbucks Corp.          Common Stock  855244109           481     23,300 SH            NONE                                       X
Symantec Corp.           Common Stock  871503108           965     58,600 SH            NONE                                       X
T. Rowe Price Group Inc. Common Stock  74144T108           320      7,000 SH            NONE                                       X
Target Corp.             Common Stock  87612E106         1,069     22,900 SH            NONE                                       X
Texas Instruments Inc.   Common Stock  882508104         1,213     51,200 SH            NONE                                       X
Time Warner Cable Inc.   Common Stock  88732J207           370      8,580 SH            NONE                                       X
Torchmark Capital Trust IPreferred     89102W208         3,934    167,400PRN            SOLE
TransCanada PipeLines LtdPreferred     893526699           457     10,000PRN            SOLE
U.S. Bancorp             Common Stock  902973304        52,240  2,389,755 SH            SOLE
U.S. Bancorp             Common Stock  902973304           883     40,400 SH            NONE                                       X
United Technologies Corp.Common Stock  913017109           445      7,300 SH            NONE                                       X
Verizon Communications InCommon Stock  92343V104         1,834     60,600 SH            NONE                                       X
Viacom Inc.              Preferred     92553P300         2,381    101,764PRN            SOLE
W.R. Berkley Capital TrusPreferred     08449Q203         1,370     58,300PRN            SOLE
Wells Fargo & Co.        Common Stock  949746101         1,135     40,271 SH            NONE                                       X
XTO Energy Inc.          Common Stock  98385X106           748     18,100 SH            NONE                                       X
Xcel Energy Inc.         Preferred     98389B886         1,926     73,700PRN            SOLE
eBay Inc.                Common Stock  278642103           961     40,700 SH            NONE                                       X